PLEASE FILE THIS PROSPECTUS SUPPLEMENT WITH YOUR RECORDS.


                              THE STRONG INCOME FUNDS
                                    ADVISOR CLASS
                                 INSTITUTIONAL CLASS

                             STRONG CORPORATE BOND FUND
                          STRONG GOVERNMENT SECURITIES FUND
                               STRONG HIGH-YIELD BOND FUND
                              STRONG SHORT-TERM BOND FUND
                        STRONG SHORT-TERM HIGH YIELD BOND FUND

                       Supplement to the Prospectuses dated March 1, 2002

STRONG CORPORATE BOND FUND

Effective July 1, 2002, Mr. John T. Bender and Ms. Janet S. Rilling are the co-Portfolio Managers of the Strong Corporate Bond Fund. Their biographies can be found on pages 15 and 16, respectively, of the Advisor Class Prospectus, and page 13 and pages 14 and 15, respectively, of the Institutional Class Prospectus.


       The date of this Prospectus Supplement is June 10, 2002.